Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000262279 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000262279 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000262279 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000262282 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262282 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262282 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000262283 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000262283 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000262283 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000262284 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000262284 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000262284 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000262285 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000262285 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000262285 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000262286 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000262286 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000262286 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000262287 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000262287 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000262287 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000262288 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000262288 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262288 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000262289 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000262289 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262289 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000262280 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000262280 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262280 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000262281 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000262281 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262281 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)

[1]	Less than 0.05%.
[2]	Less than 0.05%.
[3]	Less than 0.05%.
[4]	Less than 0.05%.
[5]	Less than 0.05%.
[6]	Less than 0.05%.